Related Party Transactions - Summary of Transactions Prior Liquidation (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Acquisition of right of use assets [member]
Statement [Line Items]
Dividend Income	₩ 7	₩ 1,966
Acquisition of right of use assets [member] | HD Hyundai Robotics Co., Ltd.(formerly Hyundai Robotics Co., Ltd.) [member]
Statement [Line Items]
Dividend Income	0
Acquisition of right of use assets [member] | K-Realty 11th Real Estate Investment Trust Company [Member]
Statement [Line Items]
Dividend Income	7	1,966
Interest income [member]
Statement [Line Items]
Dividend Income	8,264	3,052	₩ 223
Interest income [member] | Korea Information & Technology Investment Fund (KIF Investment Fund) [member]
Statement [Line Items]
Dividend Income			223
Interest income [member] | K Bank Inc.[Member]
Statement [Line Items]
Dividend Income	8,264	3,052
Interest Expense [member]
Statement [Line Items]
Payables	261	260	205
Interest Expense [member] | K-Realty CR-REITs No.1 [member]
Statement [Line Items]
Payables			205
Interest Expense [member] | K-Realty 11th Real Estate Investment Trust Company [Member]
Statement [Line Items]
Payables	261	260
Dividend Income [member]
Statement [Line Items]
Dividend Income	1,786	54,869	48,779
Dividend Income [member] | K-Realty CR-REITs No.1 [member]
Statement [Line Items]
Dividend Income		45,549	40,142
Dividend Income [member] | K-Realty 11th Real Estate Investment Trust Company [Member]
Statement [Line Items]
Dividend Income	507	162
Dividend Income [member] | Others [member]
Statement [Line Items]
Dividend Income	₩ 1,279	₩ 9,158	₩ 8,637